Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss
Net loss	$ (4,590,961)	$ (3,705,459)	$ (8,367,818)	$ (4,931,128)	$ (10,049,784)	$ (4,402,947)
Other comprehensive loss, net of tax:
Unrealized gain on marketable securities	183,824		652,761		(636,778)	0
Foreign currency translation adjustment	43,929		34,327		(142,364)
Other comprehensive income	227,753		687,088		(779,142)
Comprehensive loss	(4,363,208)	(3,705,459)	(7,680,730)	(4,931,128)	(10,828,926)	(4,402,947)
Comprehensive loss attributable to non-controlling interest	(1,046,175)	(808,117)	(1,686,020)	(784,672)	(1,530,292)
Comprehensive loss attributable to common stockholders	$ (3,317,033)	$ (2,897,342)	$ (5,994,710)	$ (4,146,456)	$ (9,298,634)	$ (4,402,947)